Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 56,167,000	$ 154,000
Accumulated depreciation and amortization	(1,013,000)	(2,692)
Total property and equipment, net	55,154,000	151,122
Land
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	16,210,000
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	21,547,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,252,000
Medical and surgical equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,704,000
Electrical and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	494,000	73,000
Computer equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	7,980,000	33,000
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	164,000	$ 48,000
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,816,000